COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments for Each of Next Five Years	Lease commitments by year for each of the next five years are presented in the table below:

($ in Thousands)
2016	$766
2017	991
2018	565
2019	563
2020	422
Thereafter	—

Total	$3,307

Lease commitments by year for each of the next five years are presented in the table below.

($ in Thousands)
2016	$1,058
2017	991
2018	565
2019	563
2020	422
Thereafter	—

Total	$3,599

Minimum Net Obligations under Sales, Gathering and Transportation Agreements

Minimum net obligations under these sales, gathering and transportation agreements for the next five years are as follows:

($ in Thousands)	Total
2016	$24,715
2017	49,357
2018	53,456
2019	52,904
2020	51,697
Thereafter	458,695

Total	$690,824

Minimum net obligations under these sales, gathering and transportation agreements for the next five years are as follows:

($ in Thousands)	Total
2016	$23,836
2017	38,434
2018	39,993
2019	39,017
2020	37,744
Thereafter	395,980

Total	$575,004

Fee for Unconventional Gas Wells

The fee for each unconventional gas well is determined using the following matrix, with vertical unconventional gas wells being charged 20% of the applicable rates:

	<$2.25(a)	$2.26 - $2.99(a)	$3.00 - $4.99(a)	$5.00 - $5.99(a)	>$5.99(a)
Year One	$40,200	$45,300	$50,300	$55,300	$60,400
Year Two	$30,200	$35,200	$40,200	$45,300	$55,300
Year Three	$25,200	$30,200	$30,200	$40,200	$50,300
Year 4 – 10	$10,100	$15,100	$20,100	$20,100	$20,100
Year 11 – 15	$5,000	$5,000	$10,100	$10,100	$10,100

(a)	Pricing utilized for determining annual fee is based on the arithmetic mean of the NYMEX settled price for the near-month contract as reported by the Wall Street Journal for the last trading day of each month of a calendar year for the 12-month period ending December 31.

The fee for each unconventional natural gas well is determined using the following matrix with vertical unconventional natural gas wells being charged 20%:

	<$2.25(a)	$2.26 - $2.99(a)	$3.00 - $4.99(a)	$5.00 - $5.99(a)	>$5.99(a)
Year One	$40,200	$45,300	$50,300	$55,300	$60,400
Year Two	$30,200	$35,200	$40,200	$45,300	$55,300
Year Three	$25,200	$30,200	$30,200	$40,200	$50,300
Year 4 – 10	$10,100	$15,100	$20,100	$20,100	$20,100
Year 11 – 15	$5,000	$5,000	$10,100	$10,100	$10,100

(a)	Pricing utilized for determining annual fees is based on the arithmetic mean of the NYMEX settled price for the near-month contract as reported by the Wall Street Journal for the last trading day of each month of a calendar year for the year ending December 31.